Note 15 - Voyage and Vessel Operating Expenses - Summary of Voyage Expenses in the Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total	$ 736	$ 370	$ 113
Total	9,913	4,789	1,143
Voyage Expenses [Member]
Port charges		27	15
Bunkers	20	27
Commissions	716	316	98
Total	736	370	113
Vessel Operating Expenses [Member]
Crew wages and related costs	6,885	3,090	744
Insurance	542	268	52
Repairs and maintenance	520	297	106
Spares and consumable stores	1,923	1,109	247
Registration and tonnage taxes (Note 17)	$ 43	$ 25	$ (6)